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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.


 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Cyrus Capital Partners, L.P.

Address: 399 Park Avenue, 39th Floor

 New York, NY 10022
13F File Number: 28-10102
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jennifer M. Pulick

Title: Chief Compliance Officer
Phone: 212-380-5821
Signature, Place, and Date of Signing:

 Jennifer M. Pulick New York, NY January 26, 2010

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form13F Information Table Entry Total: 6

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Form13F Information Table Value Total: $83,231 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
FORM 13F INFORMATION TABLE

 VALUE SHARES/ SH/ PUT/
INVSTMT OTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN CALL
DSCRETN MANAGERS SOLE SHARED NONE

CALPINE CORP COM NEW 131347304 15550 689268 SH
SOLE 689268 0 0
CUMULUS MEDIA INC CL A 231082108 10729 2723163 SH
SOLE 2723163 0 0
DELTA AIR LINES INC DEL COM NEW 247361702 3003 526800 SH
SOLE 526800 0 0
MARKET VECTORS ETF TR COAL ETF 57060U837 462 7963 SH
SOLE 7963 0 0
OMNICARE INC DBCV 3.250%12/1 681904AL2 52895 71000000 PRN
SOLE 71000000 0 0
PENNANTPARK INVT CORP COM 708062104 592 82100 SH
SOLE 82100 0 0

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